CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 19,968	$ 29,474
Bank deposits	15	8,530
Restricted cash	16,000
Trade receivables	34,521	31,677
Prepaid expenses and other receivables	4,387	4,661
Inventory	11,009	14,810
Total current assets	85,900	89,152
NON-CURRENT ASSETS:
Restricted cash	150	16,169
Fixed assets	502	572
Right-of-use assets	6,692	3,651
Intangible assets	65,626	71,644
Total non-current assets	72,970	92,036
TOTAL ASSETS	158,870	181,188
CURRENT LIABILITIES:
Accounts payable	4,230	11,664
Lease liabilities	1,032	1,618
Allowance for deductions from revenue	47,870	30,711
Accrued expenses and other current liabilities	17,949	20,896
Borrowing	115,216
Payable in respect of intangible asset purchase	11,157	16,581
Total current liabilities	197,454	81,470
NON-CURRENT LIABILITIES:
Borrowing		83,620
Payable in respect of intangible assets purchase		3,899
Lease liabilities	6,443	2,574
Derivative financial instruments	2,623
Royalty obligation	750	750
Total non-current liabilities	9,816	90,843
TOTAL LIABILITIES	207,270	172,313
EQUITY (Capital Deficiency):
Ordinary shares	2,835	1,495
Additional paid-in capital	382,625	375,246
Accumulated deficit	(433,860)	(367,866)
TOTAL EQUITY (Capital Deficiency)	(48,400)	8,875
TOTAL LIABILITIES AND EQUITY (Capital Deficiency)	$ 158,870	$ 181,188